Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Schedule of effective income tax rate reconciliation [text block]
	201 7	2016	2015

Combined basic Canadian federal and provincial income tax rate	26.5%	26.50%	26.50%
Effective income tax taxes	$(1,659,267)	$17,025	$753,222
Increase (decrease) resulting from change in the deferred tax assets not recognized	1,302,000	424,000	(693,585)
Withholding tax	178,022	186,832	310,289
Non-deductible items	676,242	62,601	(11,204)
Change in prior year estimates	(318,975)	(502,753)	(48,433)
	$178,022	$187,705	$310,289

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	201 7	2016
Deferred tax assets:
Loss carry forwards	$6,307,000	$5,832,000
	6,307,000	5,832,000
Deferred tax assets not recognized	(6,306,000)	(5,004,000)
Deferred tax assets recognized	1,000	828,000
Intangibles	-	(832,000)
Property and equipment	1,000	4,000
Net deferred tax assets	$-	$-

Schedule of unusued tax losses [text block]
2026	407,000
2027	895,000
2028	2,163,000
2029	2,991,000
2030	4,356,000
2031	4,646,000
2032	1,188,000
2033	806,000
2034	436,000
2035	1,000
2036	850,000
2037	2,914,000
$21,653,000